Other Current Assets - Schedule of Other Current Assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Value-added tax recoverable	¥ 23,731,587		¥ 33,077,492
Deferred offering related expenses	0		7,108,562
Deposits	3,434,080		919,630
Others	109,548		354,806
Total	¥ 27,275,215	$ 3,916,264	¥ 41,460,490